EARNINGS PER SHARE (Tables)	9 Months Ended
Sep. 30, 2024
Disclosure Of Earnings Per Share [Abstract]
Schedule of Disclosure of Outstanding Stock Options, Share Warrant Obligations, RSUs and DSUs

	Three months ended		Nine months ended
	September 30, 2024	September 30, 2023	September 30, 2024	September 30, 2023
	$	$	$	$
Net loss	(33,945,985)	(19,852,573)	(74,908,660)	(47,223,604)
Basic weighted average number of common shares outstanding	226,217,541	226,134,423	226,212,329	223,679,796
Basic loss per share	(0.15)	(0.09)	(0.33)	(0.21)

Basic weighted average number of common shares outstanding	226,217,541	226,134,423	226,212,329	223,679,796
Plus dilutive impact of stock options, RSUs, DSUs, and warrants	—	—	—	—
Diluted weighted average number of common shares outstanding	226,217,541	226,134,423	226,212,329	223,679,796
Diluted loss per share	(0.15)	(0.09)	(0.33)	(0.21)